Income Taxes - Summary of Gross Unrecognized Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits , Beginning balance	$ 5,372	$ 3,609
Increase for tax positions	2,864	1,763
Gross decrease for tax positions	(321)
Gross unrecognized tax benefits, Ending balance	$ 7,915	$ 5,372